Redeemable Convertible Preferred Shares and Capital Deficiency - Schedule of Redeemable Convertible Preferred Shares (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jul. 22, 2024
Schedule of Redeemable Convertible Preferred Shares [Line Items]
Registered	7,192,608	8,796,571
Ordinary Shares Issued	836,512	651,571
Ordinary Shares Outstanding	836,512	651,571	7,000,000
Carrying amount	$ 15,268	$ 11,780
Preferred A Shares [Member]
Schedule of Redeemable Convertible Preferred Shares [Line Items]
Registered	416,389	416,389
Preferred Shares Issued	324,202	324,202
Preferred Shares Outstanding	324,202	324,202
Carrying amount	$ 3,802	$ 3,802
Liquidation Preference	$ 4,980	$ 4,743
Preferred A-1 Shares [Member]
Schedule of Redeemable Convertible Preferred Shares [Line Items]
Registered	190,984	190,984
Preferred Shares Issued	190,984	190,984
Preferred Shares Outstanding	190,984	190,984
Carrying amount	$ 1,700	$ 1,700
Liquidation Preference	$ 2,200	$ 2,095
Preferred A-2 Shares [Member]
Schedule of Redeemable Convertible Preferred Shares [Line Items]
Registered	430,806	430,806
Preferred Shares Issued	223,489	223,489
Preferred Shares Outstanding	223,489	223,489
Carrying amount	$ 3,593	$ 3,593
Liquidation Preference	$ 4,118	$ 3,922
Preferred A-3 Shares [Member]
Schedule of Redeemable Convertible Preferred Shares [Line Items]
Registered	165,250	165,250
Preferred Shares Issued	165,250	165,250
Preferred Shares Outstanding	165,250	165,250
Carrying amount	$ 2,685	$ 2,685
Liquidation Preference	$ 2,436	$ 2,320
Preferred B Shares [Member]
Schedule of Redeemable Convertible Preferred Shares [Line Items]
Registered	800,000
Preferred Shares Issued
Preferred Shares Outstanding
Carrying amount
Liquidation Preference
Preferred C Shares [Member]
Schedule of Redeemable Convertible Preferred Shares [Line Items]
Registered	733,452
Preferred Shares Issued	165,633
Preferred Shares Outstanding	165,633
Carrying amount	$ 2,431
Liquidation Preference	$ 2,600
Preferred C-1 Shares [Member]
Schedule of Redeemable Convertible Preferred Shares [Line Items]
Registered	70,511
Preferred Shares Issued	67,368
Preferred Shares Outstanding	67,368
Carrying amount	$ 1,057
Liquidation Preference	846
Redeemable Convertible Preferred Shares [Member]
Schedule of Redeemable Convertible Preferred Shares [Line Items]
Carrying amount	15,268	11,780
Liquidation Preference	$ 17,180	$ 13,080
Ordinary Shares [Member]
Schedule of Redeemable Convertible Preferred Shares [Line Items]
Registered	7,192,608	8,796,571
Ordinary Shares Issued	836,512	651,571
Ordinary Shares Outstanding	836,512	651,571